Loans and Allowance for Credit Losses (Recognized Interest Income on Nonaccrual Loans) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 12,217	¥ 18,052
Commercial | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	2,209	10,033
Commercial | Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	3,534	2,247
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	276	378
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	8	9
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income		51
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	4,641	3,250
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 1,549	¥ 2,084